As filed with the Securities and Exchange Commission on January 2, 2015

Registration Nos. 33-22884

811-05577

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 70	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 72

The Glenmede Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

100 Huntington Avenue

CPH-0326

Boston, MA 02116

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

1-800-442-8299

Michael P. Malloy, Esq.

Secretary

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 3, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock

Explanatory Note:

This Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until February 3, 2015, the effectiveness of Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A related to the Mid Cap Equity Portfolio, which was filed pursuant to Rule 485(a) under the Securities Act on October 6, 2014 (the “Amendment”).

The effectiveness of the Amendment was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act pursuant to Post-Effective Amendment No. 68 filed on December 4, 2014.

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 70 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 70 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania on the 2nd day of January, 2015.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Chief Executive Officer and Chief Financial Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 70 to the Registration Statement has been signed below by the following persons in the capacities indicated, on the 2nd day of January, 2015.

Signature	Title	Date

*	Chairman	January 2, 2015
G. Thompson Pew, Jr.

/s/ Mary Ann B. Wirts	President	January 2, 2015
Mary Ann B. Wirts	(Chief Executive Officer) and Treasurer (Chief Financial Officer)

*	Director	January 2, 2015
H. Franklin Allen, Ph.D.

*	Director	January 2, 2015
Susan W. Catherwood

*	Director	January 2, 2015
William L. Cobb, Jr.

*	Director	January 2, 2015
Gail E. Keppler

*	Director	January 2, 2015
Francis J. Palamara

*	Director	January 2, 2015
Harry Wong

*By	/s/ Michael P. Malloy
Michael P. Malloy, Attorney-in-fact